    As filed with the U.S. Securities and Exchange Commission on August 23, 2006

                                             1940 Act Registration No. 811-09038
                                                     1933 Act File No. 033-91770

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
         Pre-Effective Amendment No. __                                  [_]
         Post-Effective Amendment No. 19                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 20                                                [X]

                        (Check appropriate box or boxes.)

                                THE OLSTEIN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    4 Manhattanville Road, Purchase, NY 10577
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (914) 269-6100

                                Robert A. Olstein
                           Olstein & Associates, L.P.
                              4 Manhattanville Road
                               Purchase, NY 10577
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

     [_]  immediately upon filing pursuant to paragraph (b)
     [X]  on September 22, 2006 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on [Date] pursuant to paragraph (a)(1)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [X]  This  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective  Amendment  No.  19/20 to The  Olstein  Funds  Registration
Statement   on  Form  N-1A  (the   "Amendment")   is  being   filed  under  Rule
485(b)(1)(iii)  and incorporates by reference the Prospectus for The Olstein All
Cap Value Fund and The Olstein Strategic Opportunities Fund and the Statement of
Additional  Information for the  aforementioned  funds.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment
No. 18/19 [SEC Accession No.: 0001308012-06-000102] until September 22, 2006.

                                THE OLSTEIN FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Governing Documents.

     (1)  Registrant's  Agreement and  Declaration of Trust  effective March 31,
          1995.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     March 29, 1996

     (2)  Officer's  Certificate  Evidencing  Creation of New Series and Classes
          effective February 23, 2006.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

     (3)  Registrant's  Certificate  of Trust  dated  March 31, 1995 as filed in
          Delaware on April 3, 1995.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 10/11 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     December 28, 2000

(b)  Registrant's Amended By-laws.
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                      Registration Statement on Form N-1A.
     Filing Date:     March 29, 1996

(c)  Instruments Defining Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
     Meetings" of the Registrant's Agreement and Declaration of Trust.

     See  also,   Article   II   "Meetings   of   Shareholders",   Article   VI,
     "Indemnification  and  Insurance,"  and Article VII,  Section 6 "Registered
     Shareholders" of the Registrant's By-laws.

(d)  Investment Management Agreements.

     (1)  Investment  Management Agreement between Registrant,  on behalf of The
          Olstein  Financial  Alert Fund,  and Olstein & Associates,  L.P. dated
          August 18, 1995.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     March 29, 1996

     (2)  Form of Investment Management Agreement between Registrant,  on behalf of The Olstein Strategic Opportunities Fund, and Olstein & Associates.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

     (3)  Form of Expense Limitation Agreement between Registrant,  on behalf of
          The Olstein Strategic Opportunities Fund, and Olstein & Associates.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

(e)  Underwriting Contracts.

     (1)  Form of  Amended  and  Restated  Distribution  Agreement  between  the
          Registrant and Olstein & Associates, L.P.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 6/7 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     November 2, 1998

     (2)  Mutual Fund Dealer  Agreement  between Olstein & Associates,  L.P. and
          Smith Barney Inc. dated September 21, 1995.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     March 29, 1996

     (3)  Form of Selling Dealer  Agreement  between Olstein & Associates,  L.P.
          and Selected Dealers.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

(f)  Bonus or Profit Sharing Contracts.
     Not Applicable.

(g)  Custodian Agreements.

     (1)  (A)  Custodian  Servicing Agreement between the Registrant and Firstar
               Bank Milwaukee, N.A. dated as of February 2, 1998.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 5/6 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      March 3, 1998

          (B)  Form of Addendum to  Custodian  Servicing  Agreement  between the
               Registrant and Firstar Bank Milwaukee, N.A.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 6/7 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      November 2, 1998

          (C)  Amendment  effective  January 1, 2002 to the Custodian  Servicing
               Agreement  reflecting the  Custodian's  name change to U.S. Bank,
               N.A.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 13/14 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      December 30, 2002

     (2)  (A)  Form of Special Custody Account Agreement between the Registrant,
               Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp.

               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 5/6 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      March 3, 1998

          (B)  Form of Addendum to Special Custody Account Agreement between the
               Registrant,  Firstar  Bank  Milwaukee,  N.A.  and  Bear,  Stearns
               Securities Corp.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 6/7 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      November 2, 1998

(h)  Other Material Contracts.

     (1)  (A)  Fund  Administration  Servicing  Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 2, 1998.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 5/6 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      March 3, 1998

          (B)  Form of  Addendum  to Firstar  Servicing  Agreements  between the
               Registrant and Firstar Mutual Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 6/7 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      November 2, 1998

          (C)  Amendment  effective  January 1, 2002 to the Fund  Administration
               Servicing Agreement reflecting the Administrator's name change to
               U.S. Bancorp Mutual Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 13/14 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      December 30, 2002

     (2)  (A)  Fund  Accounting  Services  Agreement  between the Registrant and
               Firstar Mutual Fund Services, LLC dated February 2, 1998.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 5/6 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      March 3, 1998

          (B)  Form of  Addendum  to Firstar  Servicing  Agreements  between the
               Registrant and Firstar Mutual Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 6/7 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      November 2, 1998

          (C)  Amendment  effective  January  1,  2002  to the  Fund  Accounting
               Services Agreement  reflecting the provider's name change to U.S.
               Bancorp Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 13/14 to
                                Registrant's Registration Statement on Form
                                N-1A.
               Filing Date:     December 30, 2002

     (3)  (A)  Transfer  Agent  Servicing  Agreement  between the Registrant and
               Firstar Mutual Fund Services, LLC dated March 2, 1998.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 5/6 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      March 3, 1998

          (B)  Form of  Addendum  to Firstar  Servicing  Agreements  between the
               Registrant and Firstar Mutual Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 6/7 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      November 2, 1998

          (C)  Amendment  effective  January  1,  2002  to  the  Transfer  Agent
               Servicing  Agreement  reflecting the transfer agent's name change to U.S. Bancorp Fund Services, LLC.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 13/14 to
                                 Registrant's Registration Statement on Form
                                 N-1A.
               Filing Date:      December 30, 2002

(i)  Legal Opinion.

     Incorporated herein by reference to:
     Filing:          Post Effective Amendment No. 5/6 to Registrant's
                      Registration Statement on Form N-1A.
     Filing Date:     March 3, 1998

(j)  Other Opinions.

     (1)  Consent of Independent Auditors

          Incorporated herein by reference to:
          Filing:          Post Effective Amendment No. 17/18 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     October 28, 2005

     (2)  Trustees Power of Attorney.

          Incorporated herein by reference to:
          Filing:          Post Effective Amendment No. 1/2 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     March 29, 1996

(k)  Omitted Financial Statements.
     Not Applicable.

(l)  Letter of Understanding Relating to Initial Capital.
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                      Registration Statement on Form N-1A.
     Filing Date:     March 29, 1996

(m)  Rule 12b-1 Plan.

     (1)  Distribution Plan Pursuant to Rule 12b-1 under the Investment  Company
          Act of 1940 for The Olstein  Financial Alert Fund Class C effective as of August 18, 1995.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 1/2 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     March 29, 1996

     (2)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the Investment
          Company  Act of 1940 for The  Olstein  Financial  Alert  Fund  Adviser
          Class.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 7/8 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 22, 1999

     (3)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the Investment
          Company Act of 1940 for The Olstein Strategic Opportunities Fund Class
          A shares.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

     (4)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the Investment
          Company Act of 1940 for The Olstein Strategic Opportunities Fund Class
          C shares.

          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

(n)  Form of Amended and Restated Multiple Class Plan of the Registrant.
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                      Registration Statement on Form N-1A.
     Filing Date:     June 9, 2006

(p)  Code of Ethics.

     (1)  Joint Code of Ethics of Registrant and Olstein & Associates, L.P.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 18/19 to Registrant's
                           Registration Statement on Form N-1A.
          Filing Date:     June 9, 2006

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Under the terms of the Delaware  Statutory  Trust Act and the  Registrant's
Agreement and  Declaration  of Trust  ("Declaration  of Trust") and By-Laws,  no
officer  or trustee  of the Fund  shall  have any  liability  to the Fund or its shareholders  for damages,  except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust, the Delaware  Statutory Trust Act, Section 3817, permits a business trust to indemnify any trustee,  beneficial owner or other person from and against any claims and demands whatsoever.  Section 3803 protects a Trustee,  when acting in such  capacity,  from  liability to any person other than the business  trust or beneficial  owner for any act,  omission or obligation of the business  trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

     The Declaration of Trust provides that the Trustees shall not be liable for any  neglect  or  wrong-doing  of  any  officer,  agent,  employee,  manager  or underwriter  of the Fund,  nor shall any Trustee be  responsible  for the act or omission of any other  Trustee.  Subject to the  provisions of the By-Laws,  the
Fund may  indemnify  to the fullest  extent each Trustee and officer of the Fund acting in such  capacity,  except that no provision in the  Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would  otherwise  be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of the duties  involved in the conduct of his office.

     The By-Laws provide  indemnification  for each Trustee and officer who is a party  or is  threatened  to be made a party to any  proceeding,  by  reason  of service in such capacity,  to the fullest  extent,  if it is determined that the
Trustee or officer acted in good faith and reasonably believed:  (a) in the case of conduct in his  official  capacity as an agent of the Fund,  that his conduct was in the Fund's best  interests  and (b) in all other cases,  that his conduct was at least not opposed to the Fund's best  interests  and (c) in the case of a criminal  proceeding,  that he had no reasonable cause to believe the conduct of that person was unlawful.  However,  there shall be no  indemnification  for any liability arising by reason of willful misfeasance,  bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

     (a)  In respect of any proceeding as to which any Trustee or officer of the
          Fund shall have been  adjudged to be liable on the basis that personal benefit was  improperly  received  by him,  whether or not the benefit resulted from an action taken in the person's official capacity;

     (b)  In respect of any proceeding as to which any Trustee or officer of the
          Fund shall have been adjudged to be liable in the  performance of that person's  duty to the Fund,  unless  and only to the  extent  that the
          court  in  which  that  action  was  brought  shall   determine   upon
          application  that in view of all  the  relevant  circumstances  of the case,  that person is fairly and reasonably  entitled to indemnity for the expenses which the court shall determine;  however,  in such case, indemnification  with respect to any  proceeding by or in the right of the Fund or in which  liability  shall have been adjudged by reason of the disabling  conduct set forth in the preceding  paragraph  shall be limited to expenses; or

     (c)  Of amounts  paid in settling or otherwise  disposing of a  proceeding, with or without court approval, or of expenses incurred in defending a proceeding  which is settled or  otherwise  disposed of without  court approval,  unless the required court approval set forth in the By-Laws is obtained.

     In any event,  the Fund shall  indemnify  each officer and Trustee  against reasonable  expenses  incurred in connection with the successful  defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees,  including a majority who are  disinterested,  non-party  trustees,  also  determines that such officer or
Trustee  was not  liable by reason of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of his or her duties of office. The Fund shall advance to each  officer  and  Trustee  who is made a party to a  proceeding  by reason of service in such  capacity  the  expenses  incurred  by such  person in connection therewith,  if (a) the officer or Trustee affirms in writing that his good  faith  belief  that he has met  the  standard  of  conduct  necessary  for indemnification,  and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination  would not preclude indemnification.

     The Trustees and officers of the Fund are entitled and empowered  under the
Declaration  of Trust and By-Laws,  to the fullest  extent  permitted by law, to purchase  errors and  omissions  liability  insurance  with  assets of the Fund, whether or not the Fund  would  have the power to  indemnify  him  against  such liability under the Declaration of Trust or By-Laws.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted  to  Trustees,  officers,  the  underwriter  or control persons of the Registrant pursuant to the foregoing  provisions,  the Registrant has  been  informed  that,  in  the  opinion  of  the  Securities  and  Exchange
Commission,  such  indemnification is against public policy as expressed in that
Act and is, therefore, unenforceable.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     In addition to acting as the investment  manager and principal  underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

     For  information  as  to  any  other  business,  profession,   vocation  or
employment of a substantial  nature in which each Director or officer or general partner of Olstein & Associates, L.P. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years,  reference is made to Olstein &  Associates,  L.P.'s Form
ADV (File  #801-49252)  currently on file with the U.S.  Securities and Exchange
Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER

     (a)  Olstein does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

     (b)  The tables below set forth certain information as to the Distributor's
          Officers, Partners and Control Persons:

          Olstein Advisers, LLC is the General Partner of Olstein. The following is a list of the  individuals  who hold positions  either with Olstein
          Advisers, LLC or are limited partners of Olstein.

                           Positions and Offices with     Positions and Offices with
 Name and Business Address         Underwriter                   the Registrant
Robert A. Olstein            President and Majority          Chairman and President
4 Manhattanville Road        Shareholder of Olstein
Purchase, New York 10577   Advisers, LLC; President of
                                 Olstein, Inc.,
                           Limited Partner of Olstein

Erik K. Olstein              Shareholder of Olstein          Trustee, Secretary and
4 Manhattanville Road        Advisers, LLC; Olstein,          Assistant Treasurer
Purchase, New York 10577            President

Michael Luper                Shareholder of Olstein         Chief Accounting Officer
4 Manhattanville Road        Advisers, LLC; Olstein,             and Treasurer
Purchase, New York 10577    Executive Vice President

Olstein Advisers, LLC            General Partner                      None
4 Manhattanville Road
Purchase, New York 10577

Olstein, Inc.                    Limited Partner                      None
4 Manhattanville Road
Purchase, New York 10577

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company Act of 1940 (the "1940 Act") and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4
Manhattanville  Road,  Purchase,  NY 10577,  except for those  maintained by the
Registrant's  custodian U.S. Bank,  N.A.,  425 Walnut Street,  Cincinnati,  Ohio
45202  and  the  Registrant's  Administrator,   Transfer,  Redemption,  Dividend
Disbursing  and Accounting  Agent,  U.S.  Bancorp Fund  Services,  LLC, 615 East
Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act")
and the Investment  Company Act of 1940, the Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under
Rule 485(b) under the 1933 Act and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized in the City of
Purchase, and State of New York, on the 23rd day of August, 2006

                                          THE OLSTEIN FUNDS

                                          By: /s/Robert A. Olstein
                                               Robert A. Olstein,
                                               Chairman and President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature            Title                              Date

/s/Robert A. Olstein      Chairman and                       August 23, 2006
Robert A. Olstein         President

/s/Erik K. Olstein        Trustee, Secretary                 August 23, 2006
Erik K. Olstein           and Assistant Treasurer

/s/Michael Luper          Chief Accounting                   August 23, 2006
Michael Luper             Officer and Treasurer

/s/Fred W. Lange          Trustee                            August 23, 2006
Fred W. Lange*

/s/John R. Lohr           Trustee                            August 23, 2006
John R. Lohr*

/s/D. Michael Murray      Trustee                            August 23, 2006
D. Michael Murray*

/s/Lawrence K. Wein       Trustee                            August 23, 2006
Lawrence K. Wein*

     * By:  /s/Robert A. Olstein
             Robert A. Olstein, Attorney-in-Fact
             (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

       There are no exhibits to be filed with this registration statement.